Huber Mid Cap Value Fund
Schedule of Investments
January 31, 2025 (Unaudited)

COMMON STOCKS - 95.8%	Shares	Value
Asset Management - 0.2%
Virtus Investment Partners, Inc.	109	$21,746

Automotive - 2.6%
Miller Industries, Inc.	4,800	316,656

Banking - 21.9%
Citigroup, Inc.	6,300	513,009
First Citizens BancShares, Inc. - Class A	350	771,641
First Horizon Corp.	21,417	468,818
Regions Financial Corp.	7,300	179,872
South State Corp.	2,052	216,671
Truist Financial Corp.	10,000	476,200
		2,626,211

Biotech & Pharmaceuticals - 1.1%
GSK PLC - ADR	3,800	134,026

Chemicals - 4.3%
Innospec, Inc.	2,788	316,020
Olin Corp.	7,000	205,030
		521,050

Consumer Services - 4.9%
Upbound Group, Inc.	20,000	586,800

Cosmetics/Personal Care - 1.0%
Kenvue, Inc.	5,400	114,966

Electric Utilities - 0.5%
Entergy Corp.	800	64,864

Food - 0.3%
Conagra Brands, Inc.	700	18,123
Lamb Weston Holdings, Inc.	266	15,944
		34,067

Gas & Water Utilities - 0.4%
National Fuel Gas Co.	700	49,021

Health Care Facilities & Services - 3.3%
Select Medical Holdings Corp.	2,200	43,274
Tenet Healthcare Corp. (a)	2,500	352,225
		395,499

Healthcare-Services - 0.3%
Concentra Group Holdings Parent, Inc.	1,775	41,375

Industrial Support Services - 3.2%
United Rentals, Inc.	500	379,030

Insurance - 2.5%
CNO Financial Group, Inc.	4,510	180,129
Prudential Financial, Inc.	1,000	120,760
		300,889

Internet - 6.2%
F5 Networks, Inc. (a)	1,800	535,068
VeriSign, Inc. (a)	1,000	215,000
		750,068

Internet Media & Services - 1.2%
Lyft, Inc. - Class A (a)	10,193	138,013

Oil & Gas Producers - 18.1%
BP PLC - ADR	4,000	124,240
Cheniere Energy, Inc.	700	156,555
Golar LNG Ltd.	27,339	1,114,064
New Fortress Energy, Inc.	25,500	382,500
W&T Offshore, Inc.	250,500	390,780
		2,168,139

Oil & Gas Services & Equipment - 4.9%
TETRA Technologies, Inc. (a)	142,924	593,135

Specialty Finance - 5.5%
Enova International, Inc. (a)	5,904	663,137

Technology Services - 8.8%
KBR, Inc.	15,894	864,952
Science Applications International Corp.	1,800	194,904
		1,059,856

Transportation & Logistics - 3.8%
FedEx Corp.	1,700	450,279

Transportation Equipment - 0.8%
General Motors Co.	2,000	98,920
TOTAL COMMON STOCKS (Cost $6,595,311)		11,507,747

REAL ESTATE INVESTMENT TRUSTS - 0.5%	Shares	Value
REITS - 0.5%
Granite Real Estate Investment Trust	1,100	53,900
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $29,536)		53,900

SHORT-TERM INVESTMENTS - 3.6%	Shares	Value
Money Market Funds - 3.6%
First American Government Obligations Fund - Class X, 4.29% (b)	217,751	217,751
First American Treasury Obligations Fund - Class X, 4.28% (b)	217,751	217,751
TOTAL SHORT-TERM INVESTMENTS (Cost $435,502)		435,502

TOTAL INVESTMENTS - 99.9% (Cost $7,060,349)		11,997,149
Other Assets in Excess of Liabilities - 0.1%		11,791
TOTAL NET ASSETS - 100.0%		$12,008,940
two		–%
Percentages are stated as a percent of net assets.		–%

ADR - American Depositary Receipt
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of January 31, 2025.

Summary of Fair Value Disclosure as of January 31, 2025 (Unaudited)

Huber Mid Cap Value Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$11,507,747	$–	$–	$11,507,747
Real Estate Investment Trusts	53,900	–	–	53,900
Money Market Funds	435,502	–	–	435,502
Total Investments	$11,997,149	$–	$–	$11,997,149